MARKETABLE SECURITIES (Tables)	12 Months Ended
Dec. 31, 2011
MARKETABLE SECURITIES [Abstract]
Marketable securities held by Company
All figures in USD '000	December 31, 2011 Audited	December 31, 2010 Audited
Cost	795	-
Accumulated net unrealized loss	(212)	-
Fair value	583	-